Subsequent Events (Details Narrative)	1 Months Ended
	Mar. 22, 2016	Jan. 31, 2016
Subsequent Events [Abstract]
Event Date	Mar. 22, 2016	Jan. 31, 2016
Event Description	On March 22, 2016, we entered into Amendment No. 1 to Senior Secured Revolving Credit Facility Agreement (the "Amended Credit Facility") whereby we were approved for an additional $1,000,000 loan under the Amended Credit Facility having the same terms as the initial $900,000 loan (See Note 7). The Amended and Restated Senior Secured Revolving Convertible Promissory Note matures November 6, 2016 unless extended by the Lender. We received $455,860, net of $44,140 of closing costs, on March 22, 2016 and will receive a further $250,000 once we collect an account receivable from our Mexico distributor. A further $250,000 will be received once we have met certain other performance criteria. In connection with this additional loan, we agreed to issue 10,558,069 shares of our restricted common stock to the Lender as an Advisory Fee. Notwithstanding the above, the Lender is restricted from receiving these shares to the extent that, after giving effect to the receipt of the shares, the Lender would beneficially own more than 4.99% of our common stock. Any shares not issued as a result of this limitation will be issued at a later date, and from time to time, when the issuance of these will not result in the Lender beneficially owning more than 4.99% of our common stock. We have the right to purchase these shares by paying $350,000 to the Lender on or before September 22, 2016.	On January 31, 2016 we issued 238,889 common shares and on February 29, 2016 we issued 238,889 common shares having an aggregate fair value of $40,611 pursuant to an employment contract with an officer/director.